UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE IBERO-AMERICA FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Ibero-America Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.2%
Financials - 26.9%
Commercial Banks - 16.9%
Banco Bilbao Vizcaya Argentaria SA (a)	284,450	$2,580,993
Banco Santander SA	597,976	5,525,127
Grupo Financiero Banorte SAB de CV - Class O	297,400	1,203,975
Itausa - Investimentos Itau SA (Preference Shares)	165,102	993,578

		10,303,673

Consumer Finance - 1.9%
Compartamos SAB de CV	705,200	1,146,527

Diversified Financial Services - 5.1%
BM&F Bovespa SA	50,600	296,563
CaixaBank	431,009	2,195,430
Corp. Financiera Alba	11,948	588,701

		3,080,694

Insurance - 2.1%
Grupo Catalana Occidente SA	59,027	1,284,657

Real Estate Management & Development - 0.9%
BR Malls Participacoes SA	48,300	538,555

		16,354,106

Telecommunication Services - 18.9%
Diversified Telecommunication Services - 14.0%
Telefonica SA	409,082	8,504,873

Wireless Telecommunication Services - 4.9%
America Movil SAB de CV	2,316,200	2,966,021

		11,470,894

Consumer Discretionary - 14.2%
Auto Components - 1.4%
Cie Automotive SA (b)	100,510	837,419

Diversified Consumer Services - 1.0%
Anhanguera Educacional Participacoes SA	35,000	580,438

Hotels, Restaurants & Leisure - 0.5%
Melia Hotels International SA	36,300	285,086

Household Durables - 2.1%
PDG Realty, SA Empreendimentos e Participacoes	146,800	722,058
Tecnisa SA	80,800	576,091

		1,298,149

Media - 0.7%
Antena 3 de Television SA	33,820	238,753
Mediaset Espana Comunicacion SA	26,900	194,310

		433,063

Specialty Retail - 8.5%
Inditex SA	60,947	5,179,630

		8,613,785

Company	Shares	U.S. $ Value
Energy - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
Petroleo Brasileiro SA	40,000	$576,669
QGEP Participacoes SA	127,700	1,279,487
Repsol YPF SA	128,832	3,707,801
Ultrapar Participacoes SA	41,600	726,217

		6,290,174

Utilities - 8.4%
Electric Utilities - 7.7%
EDP - Energias de Portugal SA	117,300	385,051
Iberdrola SA	581,812	4,279,417

		4,664,468

Gas Utilities - 0.7%
Enagas SA	22,065	462,354

		5,126,822

Industrials - 8.4%
Commercial Services & Supplies - 1.7%
Prosegur Cia de Seguridad SA	22,349	1,031,792

Construction & Engineering - 5.2%
Ferrovial SA	106,900	1,335,615
Obrascon Huarte Lain SA	64,743	1,797,347

		3,132,962

Machinery - 1.0%
Construcciones y Auxiliar de Ferrocarriles SA	1,150	595,734

Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	19,600	310,798

		5,071,286

Consumer Staples - 4.4%
Beverages - 1.5%
Cia de Bebidas das Americas (Preference Shares)	26,810	932,178

Food & Staples Retailing - 2.2%
Grupo Comercial Chedraui SA de CV	203,600	603,289
Wal-Mart de Mexico SAB de CV	274,900	737,469

		1,340,758

Personal Products - 0.7%
Hypermarcas SA	47,700	399,722

		2,672,658

Health Care - 1.9%
Health Care Providers & Services - 1.1%
Diagnosticos da America SA	66,400	686,149

Pharmaceuticals - 0.8%
CFR Pharmaceuticals SA (b)	783,265	198,660
Genomma Lab Internacional SAB de CV (b)	137,300	289,658

		488,318

		1,174,467

Company	Shares	U.S. $ Value
Information Technology - 1.2%
IT Services - 1.2%
Amadeus IT Holding SA	35,000	$697,702

Materials - 0.5%
Metals & Mining - 0.5%
Tubacex SA (b)	102,700	311,860

Total Common Stocks
(cost $47,511,617)		57,783,754

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c)
(cost $80,855)	80,855	80,855

Total Investments - 95.3%
(cost $47,592,472) (d)		57,864,609
Other assets less liabilities - 4.7%		2,862,124

Net Assets - 100.0%		$60,726,733

(a)	Security represents investments in an affiliate.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,953,005 and gross unrealized depreciation of investments was $(2,680,868), resulting in net unrealized appreciation of $10,272,137.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

The Ibero-America Fund

Portfolio Summary

August 31, 2011 (unaudited)

COUNTRY BREAKDOWN*
72.5%	Spain
14.4%	Brazil
12.0%	Mexico
0.7%	Portugal
0.3%	Chile
0.1%	Short-Term
100.0%

*	All data are as of August 31, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time.

The Ibero-America Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities	Level 1		Level 2		Level 3		Total
Common Stocks:
Financials	$4,767,899		$11,586,207		$–0	–	$16,354,106
Telecommunication Services	2,966,021		8,504,873		–0	–	11,470,894
Consumer Discretionary	2,716,007		5,897,778		–0	–	8,613,785
Energy	2,582,373		3,707,801		–0	–	6,290,174
Utilities	–0	–	5,126,822		–0	–	5,126,822
Industrials	–0	–	5,071,286		–0	–	5,071,286
Consumer Staples	2,672,658		–0	–	–0	–	2,672,658
Health Care	1,174,467		–0	–	–0	–	1,174,467
Information Technology	–0	–	697,702		–0	–	697,702
Materials	–0	–	311,860		–0	–	311,860
Short-Term Investments	80,855		–0	–	–0	–	80,855

Total Investments in Securities	16,960,280		40,904,329	†	–0	–	57,864,609
Other Financial Instruments*:	–0	–	–0	–	–0	–	–0	–

Total	$16,960,280		$40,904,329		$–0	–	$57,864,609

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Ibero-America Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2011